Putnam ESG Ultra Short ETF
The fund's portfolio
1/31/24 (Unaudited)

CORPORATE BONDS AND NOTES (77.6%)(a)
	Principal amount	Value
Banking (41.3%)
ABN AMRO Bank NV 144A sr. unsec. FRN 6.575%, 10/13/26 (Netherlands)	$200,000	$203,053
ABN AMRO Bank NV 144A sr. unsec. FRN 6.339%, 9/18/27 (Netherlands)	400,000	409,005
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. FRN (US SOFR + 0.60%), 5.959%, 2/18/25 (United Kingdom)	1,005,000	1,005,741
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. FRN 5.862%, 9/14/26 (Spain)	600,000	603,578
Banco Santander SA sr. unsec. unsub. FRN 6.527%, 11/7/27 (Spain)	200,000	206,808
Banco Santander SA sr. unsec. unsub. notes 2.746%, 5/28/25 (Spain)	200,000	193,226
Bank of America Corp. sr. unsec. FRN (US SOFR + 1.10%), 6.445%, 4/25/25	869,000	870,245
Bank of America Corp. sr. unsec. FRN 5.08%, 1/20/27	565,000	565,090
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, 3.458%, 3/15/25	265,000	264,279
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 0.71%), 6.065%, 3/8/24 (Canada)	223,000	223,083
Bank of Montreal sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 0.32%), 5.666%, 7/9/24 (Canada)	1,130,000	1,130,048
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN (US SOFR + 0.62%), 5.965%, 4/25/25	725,000	725,101
Bank of New York Mellon Corp. (The) sr. unsec. unsub. FRN (US SOFR + 0.20%), 5.545%, 10/25/24	369,000	368,206
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (US SOFR + 0.38%), 5.724%, 7/31/24 (Canada)	810,000	810,646
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	215,000	218,084
Banque Federative du Credit Mutuel SA 144A sr. unsec. FRN (US SOFR Compounded Index + 0.41%), 5.771%, 2/4/25 (France)	692,000	691,047
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 5.896%, 7/13/26 (France)	285,000	290,965
Barclays PLC sr. unsec. unsub. FRN 6.496%, 9/13/27 (United Kingdom)	260,000	267,359
Barclays PLC sr. unsec. unsub. FRN 3.932%, 5/7/25 (United Kingdom)	689,000	685,690
BNP Paribas SA 144A sr. unsec. notes 3.375%, 1/9/25 (France)	525,000	514,963
BNP Paribas SA 144A sr. unsec. unsub. bonds 2.819%, 11/19/25 (France)	200,000	195,668
BPCE SA 144A sr. unsec. FRN (US SOFR + 0.96%), 6.314%, 9/25/25 (France)	250,000	250,791
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	1,000,000	1,008,577
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.42%), 5.766%, 10/18/24 (Canada)	872,000	872,050
Canadian Imperial Bank of Commerce sr. unsec. unsub. notes 5.144%, 4/28/25 (Canada)	380,000	380,281
Commonwealth Bank of Australia 144A sr. unsec. unsub. FRN (US SOFR + 0.74%), 6.094%, 3/14/25 (Australia)	290,000	290,946
Commonwealth Bank of Australia/New York, NY sr. unsec. notes 5.079%, 1/10/25	545,000	545,072
Cooperatieve Rabobank UA sr. unsec. FRN (US SOFR Compounded Index + 0.38%), 5.726%, 1/10/25 (Netherlands)	420,000	419,749
Cooperatieve Rabobank UA sr. unsec. notes 4.85%, 1/9/26 (Netherlands)	300,000	301,056
Cooperatieve Rabobank UA sr. unsec. unsub. notes 1.375%, 1/10/25 (Netherlands)	350,000	337,983
Credit Agricole SA/London 144A sr. unsec. unsub. notes 3.25%, 10/4/24 (United Kingdom)	1,540,000	1,516,902
Credit Suisse Group AG sr. unsec. FRN (US SOFR Compounded Index + 0.39%), 5.752%, 2/2/24	250,000	250,000
DNB Bank ASA 144A sr. unsec. FRN 5.896%, 10/9/26 (Norway)	935,000	945,270
Fifth Third Bank/Cincinnati, OH sr. unsec. FRN 5.852%, 10/27/25	665,000	665,855
Huntington National Bank (The) sr. unsec. FRN 5.699%, 11/18/25	990,000	984,664
ING Groep NV sr. unsec. FRN (US SOFR Compounded Index + 1.64%), 6.993%, 3/28/26 (Netherlands)	665,000	670,919
ING Groep NV sr. unsec. notes 3.869%, 3/28/26 (Netherlands)	200,000	196,607
ING Groep NV sr. unsec. notes 3.55%, 4/9/24 (Netherlands)	200,000	199,268
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	200,000	204,101
JPMorgan Chase & Co. sr. unsec. unsub. FRN (US SOFR + 1.32%), 6.665%, 4/26/26	49,000	49,424
JPMorgan Chase & Co. sr. unsec. unsub. FRN 5.546%, 12/15/25	1,000,000	1,000,815
JPMorgan Chase & Co. sr. unsec. unsub. FRN 3.22%, 3/1/25	500,000	499,034
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.083%, 4/22/26	116,000	111,551
JPMorgan Chase & Co. unsec. sub. notes 3.875%, 9/10/24	35,000	34,662
KeyBank NA sr. unsec. notes 4.70%, 1/26/26	255,000	249,932
Lloyds Banking Group PLC sr. unsec. unsub. bonds 5.462%, 1/5/28 (United Kingdom)	239,000	240,403
Lloyds Banking Group PLC sr. unsec. unsub. FRN (US SOFR Compounded Index + 1.56%), 6.922%, 8/7/27 (United Kingdom)	200,000	201,584
Lloyds Banking Group PLC sr. unsec. unsub. FRN 5.985%, 8/7/27 (United Kingdom)	222,000	225,252
Lloyds Banking Group PLC sr. unsec. unsub. FRN 3.87%, 7/9/25 (United Kingdom)	590,000	585,716
Lloyds Banking Group PLC sr. unsec. unsub. notes 4.45%, 5/8/25 (United Kingdom)	366,000	362,093
Macquarie Bank, Ltd. 144A sr. unsec. notes 5.391%, 12/7/26 (Australia)	147,000	148,763
Macquarie Bank, Ltd. 144A sr. unsec. notes 2.30%, 1/22/25 (Australia)	255,000	248,098
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN 5.719%, 2/20/26 (Japan)	200,000	200,778
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN 4.788%, 7/18/25 (Japan)	415,000	413,243
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN 5.541%, 4/17/26 (Japan)	278,000	278,773
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. FRN 5.063%, 9/12/25 (Japan)	457,000	455,655
Mizuho Bank, Ltd. 144A company guaranty sr. unsec. unsub. notes 3.60%, 9/25/24 (Japan)	200,000	197,512
Mizuho Financial Group, Inc. sr. unsec. bonds 2.839%, 7/16/25 (Japan)	200,000	197,551
Mizuho Financial Group, Inc. sr. unsec. unsub. notes (US SOFR + 0.96%), 6.32%, 5/22/26 (Japan)	400,000	400,607
National Australia Bank, Ltd. 144A sr. unsec. FRN (US SOFR + 0.38%), 5.726%, 1/12/25 (Australia)	625,000	624,856
National Bank of Canada company guaranty sr. unsec. FRN (US SOFR + 0.49%), 5.851%, 8/6/24 (Canada)	525,000	525,109
National Bank of Canada company guaranty sr. unsec. FRN 3.75%, 6/9/25 (Canada)	250,000	248,209
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	350,000	353,294
NatWest Group PLC sr. unsec. unsub. FRN 4.269%, 3/22/25 (United Kingdom)	665,000	663,391
PNC Bank NA sr. unsec. notes 2.50%, 8/27/24	250,000	246,127
PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN 5.812%, 6/12/26	492,000	494,742
PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN 4.758%, 1/26/27	426,000	423,323
Royal Bank of Canada sr. unsec. unsub. FRN Ser. GMTN, (US SOFR Compounded Index + 0.34%), 5.686%, 10/7/24 (Canada)	1,445,000	1,444,477
Santander Holdings USA, Inc. sr. unsec. notes 3.50%, 6/7/24	1,000,000	991,030
Societe Generale SA 144A sr. unsec. notes 2.625%, 1/22/25 (France)	635,000	617,487
Societe Generale SA 144A sr. unsec. notes 2.625%, 10/16/24 (France)	200,000	195,696
State Street Corp. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.85%), 6.206%, 8/3/26	180,000	179,944
State Street Corp. sr. unsec. unsub. notes 5.104%, 5/18/26	602,000	602,566
Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)	1,000,000	997,382
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. unsub. FRN (US SOFR + 0.44%), 5.794%, 9/16/24 (Japan)	1,425,000	1,424,125
Toronto-Dominion Bank (The) sr. unsec. FRN Ser. MTN, (US SOFR + 0.35%), 5.705%, 9/10/24 (Canada)	590,000	590,081
Toronto-Dominion Bank (The) sr. unsec. notes 5.103%, 1/9/26 (Canada)	247,000	249,099
Toronto-Dominion Bank (The) sr. unsec. notes 5.264%, 12/11/26 (Canada)	300,000	305,094
Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.91%), 6.265%, 3/8/24 (Canada)	3,000	3,002
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.40%), 5.755%, 6/9/25	1,065,000	1,056,093
UBS Group AG 144A sr. unsec. FRN 4.49%, 8/5/25 (Switzerland)	700,000	695,817
UBS Group AG 144A sr. unsec. FRN 2.593%, 9/11/25 (Switzerland)	500,000	490,758
Westpac Banking Corp. sr. unsec. unsub. FRN (US SOFR + 0.30%), 5.659%, 11/18/24 (Australia)	780,000	780,061
Westpac Banking Corp. sr. unsec. unsub. notes (US SOFR + 0.72%), 6.08%, 11/17/25 (Australia)	382,000	383,120

		41,168,305
Basic materials (0.5%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	268,000	266,443
Georgia-Pacific, LLC 144A sr. unsec. notes 0.625%, 5/15/24	250,000	246,495

		512,938
Capital goods (1.7%)
Caterpillar Financial Services Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.27%), 5.624%, 9/13/24	495,000	495,218
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.75%), 6.105%, 12/13/24	500,000	500,312
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. notes 5.60%, 8/8/25	150,000	150,951
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. notes 1.625%, 12/13/24	590,000	571,978

		1,718,459
Communication services (1.1%)
American Tower Corp. sr. unsec. sub. notes 3.375%, 5/15/24(R)	83,000	82,458
AT&T, Inc. sr. unsec. unsub.notes 0.90%, 3/25/24	367,000	364,486
Sprint Corp. company guaranty sr. unsec. sub. notes 7.125%, 6/15/24	208,000	208,895
Verizon Communications, Inc. sr. unsec. unsub. notes 2.625%, 8/15/26	498,000	474,352

		1,130,191
Conglomerates (0.3%)
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. FRN (US SOFR + 0.43%), 5.785%, 3/11/24 (Netherlands)	336,000	336,049

		336,049
Consumer cyclicals (3.8%)
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.84%), 6.191%, 4/1/25	795,000	799,909
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.15%, 4/18/24	68,000	67,654
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	120,000	122,741
Hyatt Hotels Corp. sr. unsec. unsub. notes 1.80%, 10/1/24	457,000	445,355
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. notes 4.95%, 3/30/25	280,000	280,108
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. notes 4.90%, 1/9/26	360,000	360,945
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. notes 0.75%, 3/1/24	235,000	234,066
Netflix, Inc. sr. unsec. notes 5.75%, 3/1/24	96,000	95,996
Netflix, Inc. 144A sr. unsec. notes 3.625%, 6/15/25	128,000	125,576
Toyota Motor Credit Corp. sr. unsec. unsub. FRN (US SOFR + 0.29%), 5.644%, 9/13/24	305,000	305,022
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.60%), 5.91%, 6/9/25	245,000	245,451
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.32%), 5.666%, 1/13/25	406,000	405,533
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.95%), 6.305%, 6/7/24	300,000	300,330

		3,788,686
Consumer finance (6.0%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 3.50%, 1/15/25 (Ireland)	150,000	147,021
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 1.65%, 10/29/24 (Ireland)	345,000	335,013
Air Lease Corp. sr. unsec. notes 3.25%, 3/1/25	85,000	83,005
Air Lease Corp. sr. unsec. notes 0.80%, 8/18/24	479,000	466,309
Air Lease Corp. sr. unsec. notes Ser. MTN, 4.25%, 2/1/24	318,000	318,000
Air Lease Corp. sr. unsec. notes Ser. MTN, 0.70%, 2/15/24	285,000	284,475
American Express Co. sr. unsec. unsub. bonds 6.338%, 10/30/26	240,000	244,926
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.97%), 6.316%, 7/28/27	149,000	149,205
American Express Co. sr. unsec. unsub. FRN (US SOFR + 0.93%), 6.288%, 3/4/25	691,000	695,256
American Express Co. sr. unsec. unsub. FRN (US SOFR + 0.76%), 6.12%, 2/13/26	35,000	34,996
American Express Co. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.72%), 6.081%, 5/3/24	393,000	393,324
American Express Co. sr. unsec. unsub. notes 4.90%, 2/13/26	81,000	81,217
American Honda Finance Corp. sr. unsec. bonds Ser. MTN, (US SOFR + 0.55%), 5.872%, 2/12/25	305,000	305,454
American Honda Finance Corp. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.78%), 6.125%, 4/23/25	319,000	320,138
Capital One Financial Corp. sr. unsec. unsub. FRN (US SOFR + 1.35%), 6.71%, 5/9/25	155,000	155,126
Capital One Financial Corp. sr. unsec. unsub. notes 3.30%, 10/30/24	676,000	665,138
Capital One Financial Corp. sr. unsec. unsub. notes 3.20%, 2/5/25	167,000	163,569
General Motors Financial Co., Inc. sr. unsec. FRN (US SOFR + 0.62%), 5.966%, 10/15/24	661,000	660,668
General Motors Financial Co., Inc. sr. unsec. notes 1.20%, 10/15/24	200,000	194,092
General Motors Financial Co., Inc. sr. unsec. sub. FRN (US SOFR + 0.76%), 6.115%, 3/8/24	329,000	329,089

		6,026,021
Consumer staples (1.5%)
Haleon UK Capital PLC company guaranty sr. unsec. unsub. notes 3.125%, 3/24/25 (United Kingdom)	250,000	244,587
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.024%, 3/24/24	250,000	249,022
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 5.50%, 3/22/25	400,000	403,188
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 0.75%, 3/15/24	425,000	422,578
PepsiCo, Inc. sr. unsec. unsub. notes (US SOFR Compounded Index + 0.40%), 5.761%, 11/12/24	191,000	191,336
Starbucks Corp. sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.42%), 5.781%, 2/14/24	20,000	20,001

		1,530,712
Energy (0.4%)
ONEOK, Inc. company guaranty sr. unsec. notes 2.75%, 9/1/24	105,000	103,214
ONEOK, Inc. company guaranty sr. unsec. sub. notes 5.55%, 11/1/26	329,000	334,547

		437,761
Financial (0.6%)
Macquarie Group, Ltd. 144A sr. unsec. FRN (US SOFR + 0.71%), 6.056%, 10/14/25 (Australia)	261,000	259,743
Macquarie Group, Ltd. 144A sr. unsec. unsub. notes 6.207%, 11/22/24 (Australia)	115,000	115,651
Mizuho Financial Group Cayman 3, Ltd. 144A company guaranty unsec. sub. notes 4.60%, 3/27/24 (Cayman Islands)	200,000	199,500

		574,894
Health care (1.5%)
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/25	33,000	33,083
GE HealthCare Technologies, Inc. company guaranty sr. unsec. notes 5.55%, 11/15/24	509,000	509,311
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.65%, 5/19/25 (Singapore)	385,000	384,199
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/26 (Singapore)	516,000	513,650

		1,440,243
Insurance (7.2%)
Athene Global Funding 144A FRN (US SOFR Compounded Index + 0.56%), 5.92%, 8/19/24	335,000	334,163
Athene Global Funding 144A notes 1.716%, 1/7/25	835,000	805,878
Corebridge Global Funding 144A sr. unsub. FRN (US SOFR + 1.30%), 6.654%, 9/25/26	390,000	392,389
GA Global Funding Trust 144A FRN (US SOFR + 0.50%), 5.854%, 9/13/24	240,000	239,362
MassMutual Global Funding II 144A FRN (US SOFR + 0.87%), 6.224%, 3/21/25	1,500,000	1,507,648
MassMutual Global Funding II 144A FRN (US SOFR + 0.36%), 5.706%, 4/12/24	200,000	200,044
MetLife, Inc. sr. unsec. unsub. notes 3.60%, 4/10/24	184,000	183,314
Metropolitan Life Global Funding I 144A sr. unsub. FRN (US SOFR Compounded Index + 0.91%), 6.264%, 3/21/25	1,000,000	1,006,455
Metropolitan Life Global Funding I 144A sr. unsub. notes 2.80%, 3/21/25	375,000	366,078
New York Life Global Funding 144A sr. unsub. FRN (US SOFR Compounded Index + 0.33%), 5.676%, 1/14/25	230,000	229,830
Pacific Life Global Funding II 144A FRN (US SOFR Compounded Index + 0.80%), 6.152%, 3/30/25	587,000	588,127
Principal Life Global Funding II 144A FRN (US SOFR + 0.45%), 5.796%, 4/12/24	810,000	810,275
Principal Life Global Funding II 144A FRN (US SOFR + 0.38%), 5.739%, 8/23/24	500,000	499,891

		7,163,454
Investment banking/Brokerage (4.1%)
Charles Schwab Corp. (The) sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.50%), 5.854%, 3/18/24	531,000	530,900
Deutsche Bank AG sr. unsec. unsub. FRN 3.961%, 11/26/25 (Germany)	475,000	467,310
Deutsche Bank AG sr. unsec. unsub. notes 3.70%, 5/30/24 (Germany)	705,000	701,492
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (US SOFR + 0.50%), 5.855%, 9/10/24	125,000	124,938
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (US SOFR + 0.49%), 5.835%, 10/21/24	11,000	10,991
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (US SOFR + 0.49%), 5.831%, 10/21/24	350,000	350,175
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 3.272%, 9/29/25	302,000	297,407
Morgan Stanley sr. unsec. FRN (US SOFR + 1.17%), 6.511%, 4/17/25	50,000	50,065
Morgan Stanley sr. unsec. FRN 5.05%, 1/28/27	763,000	765,215
Morgan Stanley sr. unsec. unsub. FRN 3.62%, 4/17/25	30,000	29,871
Morgan Stanley sr. unsec. unsub. FRN Ser. MTN, 2.72%, 7/22/25	345,000	340,238
Morgan Stanley sr. unsec. unsub. notes Ser. MTN, 3.125%, 7/27/26	95,000	91,165
Morgan Stanley Bank NA sr. unsec. notes 5.479%, 7/16/25	280,000	282,898

		4,042,665
Real estate (3.2%)
Boston Properties, LP sr. unsec. notes 3.20%, 1/15/25(R)	644,000	629,650
Boston Properties, LP sr. unsec. unsub. notes 3.80%, 2/1/24(R)	425,000	425,000
Camden Property Trust sr. unsec. unsub. notes 5.85%, 11/3/26(R)	385,000	396,617
Public Storage sr. unsec. FRN (US SOFR Compounded Index + 0.60%), 5.945%, 7/25/25(R)	168,000	168,407
Public Storage sr. unsec. FRN (US SOFR + 0.47%), 5.815%, 4/23/24	728,000	728,066
Realty Income Corp. sr. unsec. unsub. notes 5.05%, 1/13/26(R)	100,000	100,002
Simon Property Group LP sr. unsec. unsub. notes 3.375%, 10/1/24(R)	215,000	211,968
Simon Property Group LP sr. unsec. unsub. notes 2.00%, 9/13/24(R)	515,000	504,383

		3,164,093
Technology (1.9%)
Analog Devices, Inc. sr. unsec. FRN (US SOFR Compounded Index + 0.25%), 5.601%, 10/1/24	361,000	360,917
Hewlett Packard Enterprise Co. sr. unsec. notes 5.90%, 10/1/24	250,000	250,239
Microchip Technology, Inc. sr. unsec. notes 0.972%, 2/15/24	180,000	179,669
Microchip Technology, Inc. sr. unsec. notes 0.983%, 9/1/24	190,000	184,957
VMware, Inc. sr. unsec. notes 1.00%, 8/15/24	973,000	948,876

		1,924,658
Transportation (0.5%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24	70,000	70,000
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.45%, 7/1/24	407,000	403,065

		473,065
Utilities and power (2.0%)
Duke Energy Corp. sr. unsec. notes 4.85%, 1/5/27	299,000	300,426
Enbridge, Inc. company guaranty sr. unsec. notes 5.969%, 3/8/26 (Canada)	200,000	200,011
Enbridge, Inc. company guaranty sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.63%), 5.99%, 2/16/24 (Canada)	527,000	527,055
Eversource Energy sr. unsec. unsub. notes 4.75%, 5/15/26	208,000	206,695
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.749%, 9/1/25	425,000	429,292
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/20/24	105,000	104,429
WEC Energy Group, Inc. sr. unsec. unsub. notes 5.60%, 9/12/26	185,000	189,011

		1,956,919

Total corporate bonds and notes (cost $77,179,777)		$77,389,113

COMMERCIAL PAPER (14.9%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Albermarle Corp.	5.985	2/29/24	$250,000	$248,817
Albermarle Corp.	5.862	2/6/24	380,000	379,636
Alimentation Couche-Tard, Inc. (Canada)	5.620	2/21/24	400,000	398,697
Alimentation Couche-Tard, Inc. (Canada)	5.564	2/1/24	500,000	499,924
Arrow Electronics, Inc.	5.824	2/7/24	850,000	849,046
Aviation Capital Group, LLC	5.751	2/1/24	1,030,000	1,029,843
Bell Canada (Canada)	5.782	4/2/24	575,000	569,491
Conagra Brands, Inc.	5.631	2/1/24	1,031,000	1,030,839
Dominion Energy, Inc.	5.600	2/29/24	275,000	273,778
Dominion Energy, Inc.	5.717	2/5/24	500,000	499,625
Duke Energy Corp.	5.897	2/22/24	455,000	453,463
ERAC USA Finance, LLC	5.756	2/20/24	250,000	249,234
ERAC USA Finance, LLC	5.566	2/6/24	500,000	499,548
Fidelity National Information Services, Inc.	5.584	2/2/24	500,000	499,849
General Motors Financial Co., Inc.	6.043	6/6/24	250,000	245,042
Intercontinental Exchange, Inc.	5.584	2/16/24	500,000	498,736
Intercontinental Exchange, Inc.	5.593	2/15/24	250,000	249,407
Marathon Oil Corp.	5.988	2/2/24	250,000	249,925
Marriott International, Inc./MD	5.673	2/21/24	625,000	622,951
Nasdaq, Inc.	5.591	2/14/24	250,000	249,462
Nasdaq, Inc.	5.585	2/7/24	850,000	849,086
NatWest Markets PLC (United Kingdom)	5.822	2/9/24	500,000	499,320
Nutrien, Ltd. (Canada)	5.672	2/8/24	650,000	649,209
Nutrien, Ltd. (Canada)	5.735	2/5/24	400,000	399,696
Oracle Corp.	5.674	2/26/24	543,000	540,881
Oracle Corp.	5.703	2/2/24	500,000	499,849
Ovintiv, Inc.	6.151	2/23/24	300,000	298,822
Rogers Communications, Inc./Ontario (Canada)	5.772	2/8/24	250,000	249,698
Targa Resources Corp.	6.001	2/1/24	1,029,000	1,028,837
Western Midstream Operating, LP	6.161	3/1/24	250,000	248,693

Total commercial paper (cost $14,863,179)				$14,861,404

ASSET-BACKED SECURITIES (4.8%)(a)
	Principal amount	Value
Bank of America Auto Trust 144A Ser. 23-2A, Class A2, 5.85%, 8/17/26	$520,000	$523,026
CarMax Auto Owner Trust Ser. 22-2, Class A3, 3.49%, 2/16/27	484,956	477,825
Citizens Auto Receivables Trust 144A Ser. 23-2, Class A2A, 6.09%, 10/15/26	509,000	511,072
Ford Credit Auto Owner Trust Ser. 20-C, Class A3, 0.41%, 7/15/25	8,040	7,974
GM Financial Consumer Automobile Receivables Trust Ser. 22-2, Class A3, 3.10%, 2/16/27	537,000	527,523
Harley-Davidson Motorcycle Trust Ser. 23-B, Class A2, 5.92%, 12/15/26	500,000	502,595
Honda Auto Receivables Owner Trust Ser. 23-4, Class A2, 5.87%, 6/22/26	521,000	524,950
Hyundai Auto Receivables Trust Ser. 23-C, Class A2A, 5.80%, 1/15/27	521,000	525,390
Tesla Auto Lease Trust 144A Ser. 23-A, Class A2, 5.86%, 8/20/25	299,715	300,396
Volkswagen Auto Loan Enhanced Trust
Ser. 23-2, Class A2A, 5.72%, 3/22/27	504,000	506,907
Ser. 21-1, Class A3, 1.02%, 6/22/26	428,776	417,945

Total asset-backed securities (cost $4,790,772)		$4,825,603

CERTIFICATES OF DEPOSIT (1.0%)(a)
	Yield (%)	Maturity date	Principal amount	Value
Barclays Bank PLC/NY FRN (United Kingdom)	5.990	6/21/24	$300,000	$300,584
Intesa Sanpaolo SPA/New York, NY	5.680	1/13/25	520,000	519,858
Toronto-Dominion Bank/NY (Canada)	6.000	10/1/24	185,000	185,904

Total certificates of deposit (cost $1,005,000)				$1,006,346

SHORT-TERM INVESTMENTS (1.0%)(a)
	Principal amount	Value
U.S. Treasury Bills 5.476%, 3/5/24	$1,050,000	$1,044,942

Total short-term investments (cost $1,044,906)		$1,044,942
TOTAL INVESTMENTS

Total investments (cost $98,883,634)		$99,127,408

	Key to holding's abbreviations
DAC	Designated Activity Company
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2023 through January 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $99,753,244.
	Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 4/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/24
	Short-term investments
	Putnam Government Money Market Fund Class P*	$—	$2,134,882	$2,134,882	$20	$—

	Total Short-term investments	$—	$2,134,882	$2,134,882	$20	$—
	* Management fees paid by the fund are reduced by an amount equal to the Management fees paid by Putnam Government Money Market fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	61.2%
	Canada	10.8
	United Kingdom	7.2
	Japan	4.6
	France	3.8
	Netherlands	3.3
	Australia	2.9
	Germany	1.4
	Switzerland	1.2
	Spain	1.0
	Norway	1.0
	Singapore	0.9
	Ireland	0.5
	Cayman Islands	0.2

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$4,825,603	$—
Certificates of deposit	—	1,006,346	—
Commercial paper	—	14,861,404	—
Corporate bonds and notes	—	77,389,113	—
Short-term investments	—	1,044,942	—

Totals by level	$—	$99,127,408	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com